FINANCIAL DEBT (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial debt, short-term	$ 51.4	$ 80.7
Financial debt, long-term	492.6	520.4
Total	544.0	601.1
Related party loans
Disclosure of financial liabilities [line items]
Financial debt, short-term	51.4	80.7
Financial debt, long-term	492.6	520.4
Total	$ 544.0	$ 601.1